Business Combinations (Details) $ in Millions		12 Months Ended
	Jan. 01, 2016 USD ($) locomotive	Dec. 31, 2015 USD ($) business	Dec. 31, 2014 USD ($) business	Dec. 31, 2013 business	Jun. 30, 2016 employees	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		$ 3
Number of Businesses Acquired | business			1	0
Pending Acquisition [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired | business		2
GE Capital Commercial Distribution Finance and Vendor Finance [Member] | Pending Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets						$ 31,000
Entity Number of Employees | employees					2,900
North America [Member] | Pending Acquisition [Member]
Business Acquisition [Line Items]
Percentage Of Business Acquired						90.00%
Helm Financial Corporation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			$ 422
Subsequent Event [Member] | Railcar and Locomotive Leasing [Member]
Business Acquisition [Line Items]
Business Acquisitions, GE Railcar Services	$ 4,000
Business Acquisitions, Number of Locomotives | locomotive	1,000
Business Acquisition, Number of Railcars | locomotive	77,000